10Q SUPPLEMENTAL BALANCE SHEET INFORMATION - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Related Disclosures [Abstract]
Cash and cash equivalents of continuing operations	$ 2,714,050	$ 2,356,434	$ 1,906,931
Restricted cash of continuing operations	6,334	6,197	1,263
Cash, cash equivalents and restricted cash of discontinued operations	427,891	373,344	$ 348,681
Cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 3,148,275	$ 2,735,975